United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  08/31/2011

Date of Reporting Period:  Six months ended 02/28/2011

Item 1.                      Reports to Stockholders

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2011

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2011	Year Ended August 31,
		2010[1]	2009	2008	2007	2006[2]
Net Asset Value, Beginning of Period	$10.41	$9.97	$10.14	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.14	0.41	0.36	0.47	0.46	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.64	0.14	0.29	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.08	1.05	0.50	0.76	0.54	0.18
Less Distributions:
Distributions from net investment income	(0.14)	(0.42)	(0.38)	(0.45)	(0.46)	(0.43)
Distributions from net realized gain on investments and futures contracts	(0.03)	(0.19)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.61)	(0.67)	(0.45)	(0.46)	(0.43)
Net Asset Value, End of Period	$10.32	$10.41	$9.97	$10.14	$9.83	$9.75
Total Return[3]	0.72%	10.90%	5.28%	7.85%	5.69%	1.90%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income	2.61%[4]	3.84%	3.62%	4.66%	4.73%	4.65%
Expense waiver/reimbursement[5]	1.76%[4]	5.08%	3.18%	2.26%	1.58%	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,853	$6,621	$8,502	$50	$4,926	$5,186
Portfolio turnover	105%	66%	205%	50%	51%	220%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	The date of initial investment was September 2, 2005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/28/2011	Year Ended August 31,
		2010[1]	2009	2008	2007	2006[2]
Net Asset Value, Beginning of Period	$10.41	$9.97	$10.14	$9.83	$9.75	$10.00
Income From Investment Operations:
Net investment income	0.13	0.38	0.36	0.43	0.44	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.06)	0.65	0.12	0.31	0.08	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.07	1.03	0.48	0.74	0.52	0.16
Less Distributions:
Distributions from net investment income	(0.13)	(0.40)	(0.36)	(0.43)	(0.44)	(0.41)
Distributions from net realized gain on investments and futures contracts	(0.03)	(0.19)	(0.29)	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.59)	(0.65)	(0.43)	(0.44)	(0.41)
Net Asset Value, End of Period	$10.32	$10.41	$9.97	$10.14	$9.83	$9.75
Total Return[3]	0.60%	10.63%	5.03%	7.58%	5.43%	1.64%
Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.45%[4]	3.72%	3.82%	4.24%	4.48%	4.40%
Expense waiver/reimbursement[5]	2.19%[4]	5.40%	4.08%	2.26%	1.59%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,940	$1,613	$1,522	$9,116	$18,887	$23,261
Portfolio turnover	105%	66%	205%	50%	51%	220%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	The date of initial investment was September 2, 2005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 to February 28, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Semi-Annual Shareholder Report

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2010	Ending Account Value 2/28/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.20	$1.49
Institutional Service Shares	$1,000	$1,006.00	$2.74
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,022.07	$2.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Institutional Service Shares	0.55%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At February 28, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	37.0%
U.S. Treasury Securities	28.2%
Collateralized Mortgage Obligations	14.9%
Government Agencies	7.4%
Asset-Backed Securities	1.8%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	12.5%
Other Assets and Liabilities — Net[5]	(1.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 28, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 37.0%
		Basic Industry - Chemicals – 0.9%
$125,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	158,643
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,586
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,741
50,000		RPM International, Inc., 6.50%, 2/15/2018	53,231
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	38,934
		TOTAL	281,135
		Basic Industry - Metals & Mining – 1.6%
100,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	113,714
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	149,975
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	99,533
50,000		BHP Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	59,190
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	60,604
		TOTAL	483,016
		Basic Industry - Paper – 0.8%
125,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	149,835
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	112,527
		TOTAL	262,362
		Capital Goods - Aerospace & Defense – 0.5%
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	53,700
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 2/1/2021	94,094
		TOTAL	147,794
		Capital Goods - Building Materials – 0.4%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	130,022
		Capital Goods - Construction Machinery – 0.1%
25,000		Caterpillar, Inc., 7.000%, 12/15/2013	28,792
		Capital Goods - Diversified Manufacturing – 0.6%
15,000		Dover Corp., Note, 5.450%, 3/15/2018	16,662
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,725
50,000		Harsco Corp., 5.750%, 5/15/2018	54,366
10,000	[1,2]	Hutchison Whampoa International Ltd., 6.500%, 2/13/2013	10,879
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	57,953
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 2/15/2067	34,300
		TOTAL	184,885
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Environmental – 0.2%
$50,000		Waste Management, Inc., 7.375%, 3/11/2019	60,427
		Communications - Media & Cable – 1.2%
100,000		Comcast Corp., Company Guarantee, 5.700%, 5/15/2018	109,655
45,000		Comcast Corp., Company Guarantee, 6.500%, 1/15/2017	51,502
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	54,446
150,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	158,448
		TOTAL	374,051
		Communications - Telecom Wireless – 0.6%
75,000		America Movil S.A.B. de C.V., Note, 5.750%, 1/15/2015	83,504
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 1/15/2018	49,635
10,000		Vodafone Group PLC, 5.350%, 2/27/2012	10,465
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	44,476
		TOTAL	188,080
		Communications - Telecom Wirelines – 1.6%
25,000		AT&T, Inc., 6.700%, 11/15/2013	28,375
110,000		CenturyLink, Inc., Sr. Note, 6.150%, 9/15/2019	114,868
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,194
125,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	148,346
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	31,023
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.100%, 4/15/2018	141,729
		TOTAL	486,535
		Consumer Cyclical - Automotive – 0.3%
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.500%, 1/30/2015	104,873
		Consumer Cyclical - Entertainment – 0.5%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	144,966
		Consumer Cyclical - Lodging – 0.7%
150,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	148,312
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/1/2016	53,312
		TOTAL	201,624
		Consumer Cyclical - Retailers – 0.3%
20,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 6/1/2017	22,231
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 2/15/2018	60,225
		TOTAL	82,456
		Consumer Non-Cyclical - Food/Beverage – 1.1%
10,000		Coca-Cola Enterprises, Inc., 4.250%, 3/1/2015	10,792
40,000		General Mills, Inc., Note, 5.700%, 2/15/2017	45,114
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	21,408
110,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	123,781
25,000		PepsiCo, Inc., 4.650%, 2/15/2013	26,719
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	113,291
		TOTAL	341,105
		Consumer Non-Cyclical - Health Care – 1.3%
175,000		Boston Scientific Corp., 4.500%, 1/15/2015	180,491
50,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	56,334
35,000		Covidien International Finance SA, 5.450%, 10/15/2012	37,351
100,000		Life Technologies Corp., Sr. Note, 6.000%, 3/1/2020	108,957
25,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.000%, 6/1/2015	27,215
		TOTAL	410,348
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
25,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	24,656
		Consumer Non-Cyclical - Products – 0.3%
100,000		Whirlpool Corp., Note, 8.000%, 5/1/2012	107,218
		Consumer Non-Cyclical - Supermarkets – 1.0%
25,000		Kroger Co., 5.00%, 4/15/2013	26,833
150,000		Kroger Co., 7.50%, 1/15/2014	171,943
100,000		Kroger Co., Note, 6.800%, 12/15/2018	116,536
		TOTAL	315,312
		Consumer Non-Cyclical - Tobacco – 0.4%
45,000		Altria Group, Inc., 9.250%, 8/6/2019	58,524
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	56,429
		TOTAL	114,953
		Energy - Independent – 0.8%
70,000		Devon Energy Corp., 6.300%, 1/15/2019	82,270
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	158,571
		TOTAL	240,841
		Energy - Integrated – 0.9%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	152,141
100,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 1/27/2041	102,821
7,784	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	7,848
		TOTAL	262,810
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy - Oil Field Services – 0.4%
$125,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	124,576
		Energy - Refining – 1.2%
100,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	101,731
200,000		Valero Energy Corp., 9.375%, 3/15/2019	255,440
		TOTAL	357,171
		Financial Institution - Banking – 4.5%
50,000		Astoria Financial Corp., Note, 5.750%, 10/15/2012	51,275
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	27,144
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	56,824
150,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	175,650
60,000		Capital One Capital IV, 6.745%, 2/17/2037	60,600
25,000		Capital One Capital V, 10.250%, 8/15/2039	27,313
25,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	28,824
150,000		Citigroup, Inc., Note, 4.750%, 5/19/2015	158,615
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	155,851
100,000		City National Corp., Note, 5.250%, 9/15/2020	99,831
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.300%, 4/23/2019	112,364
150,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 8/15/2012	160,052
120,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	128,529
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	54,296
100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	95,450
		TOTAL	1,392,618
		Financial Institution - Brokerage – 1.7%
75,000		BlackRock, Inc., 6.250%, 9/15/2017	86,388
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 6/1/2014	16,432
20,000		Eaton Vance Corp., 6.500%, 10/2/2017	22,832
10,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 6/15/2017	10,973
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 7/15/2019	201,179
150,000		Raymond James Financial, Inc., 8.600%, 8/15/2019	179,056
		TOTAL	516,860
		Financial Institution - Finance Noncaptive – 1.9%
25,000		American Express Co., 4.875%, 7/15/2013	26,766
100,000		American Express Co., Note, 2.750%, 9/15/2015	98,451
25,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	31,206
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	316,075
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$110,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	123,452
		TOTAL	595,950
		Financial Institution - Insurance - Health – 0.3%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 2/15/2018	84,680
		Financial Institution - Insurance - Life – 0.9%
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	54,701
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	176,119
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, 5.150%, 4/15/2013	53,248
		TOTAL	284,068
		Financial Institution - Insurance - P&C – 1.3%
25,000		ACE INA Holdings, Inc., 5.600%, 5/15/2015	27,745
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	114,137
50,000		Chubb Corp., Sr. Note, 5.750%, 5/15/2018	56,153
30,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 4/15/2016	31,439
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 3/15/2014	79,769
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	72,211
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/1/2015	27,903
		TOTAL	409,357
		Financial Institution - REITs – 1.0%
20,000		Equity One, Inc., Bond, 6.000%, 9/15/2017	20,570
115,000		Liberty Property LP, 6.625%, 10/1/2017	131,074
100,000		Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	99,124
50,000		Simon Property Group LP, 6.750%, 5/15/2014	56,843
		TOTAL	307,611
		Multi-Line Insurance – 0.5%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.650%, 1/15/2014	154,026
		Sovereign – 0.6%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	182,975
		Technology – 1.4%
115,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	130,901
150,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	167,857
50,000		Harris Corp., 5.950%, 12/1/2017	56,238
25,000		Hewlett-Packard Co., Note, 5.400%, 3/1/2017	28,009
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.500%, 3/1/2018	55,731
		TOTAL	438,736
		Transportation - Railroads – 0.2%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,100
25,000		Union Pacific Corp., 4.875%, 1/15/2015	27,148
		TOTAL	54,248
		Transportation - Services – 0.6%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	45,301
150,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 3/2/2015	152,739
		TOTAL	198,040
		Utility - Electric – 2.7%
25,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 3/15/2018	27,873
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 9/15/2016	22,605
20,000	[1,2]	Electricite De France SA, 5.500%, 1/26/2014	22,025
1,000		FirstEnergy Corp., 6.450%, 11/15/2011	1,034
190,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 8/15/2021	199,093
35,703	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	39,662
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	112,216
220,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 2/1/2018	242,805
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 3/1/2018	11,094
100,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	95,738
25,000		Union Electric Co., 6.000%, 4/1/2018	27,451
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	37,477
		TOTAL	839,073
		Utility - Natural Gas Distributor – 0.9%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,520
100,000		Atmos Energy Corp., 8.500%, 3/15/2019	125,773
75,000		Sempra Energy, Sr. Unsecd. Note, 9.800%, 2/15/2019	100,002
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.500%, 3/15/2014	27,512
		TOTAL	263,807
		Utility - Natural Gas Pipelines – 0.7%
50,000		Duke Capital Corp., Sr. Note, 6.250%, 2/15/2013	54,351
40,000		Enbridge, Inc., Sr. Note, 5.600%, 4/1/2017	44,796
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	24,117
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.850%, 9/15/2012	26,715
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	57,022
		TOTAL	207,001
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,171,480)	11,389,058
		Asset-Backed Securities – 1.8%
250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.136%, 1/15/2016	250,421
300,000		Ford Credit Floorplan Master Owner Trust 2011-1 , Class A2, 0.861%, 2/15/2016	300,220
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $550,000)	550,641
		Collateralized Mortgage Obligations – 7.3%
		Commercial Mortgage – 7.3%
497,544	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	498,148
250,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A3, 4.205%, 9/1/2020	241,545
100,000		JPMorgan Chase Commercial Mortgage Securities 2007-C1, Class A4, 5.716%, 2/15/2051	107,462
197,241	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	203,361
100,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A3, 4.070%, 11/15/2043	97,078
100,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.324%, 4/15/2041	110,258
111,000		Merrill Lynch Mortgage Trust 2008-C1, Class A4, 5.690%, 2/12/2051	118,629
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.257%, 9/15/2047	104,454
100,000		Morgan Stanley Capital, Inc., Class A4, 5.880%, 6/11/2049	108,779
145,603		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	142,736
197,010	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	197,151
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 10/15/2057	296,976
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,160,467)	2,226,577
		GOVERNMENT AGENCIES – 7.4%
		Federal National Mortgage Association – 7.4%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014 (IDENTIFIED COST $2,314,352)	2,288,973
		U.S. Treasury – 28.2%
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,198,551
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$300,000	[3]	United States Treasury Note, 2.125%, 11/30/2014	306,375
3,200,000		United States Treasury Note, 2.375%, 8/31/2014	3,303,375
500,000		United States Treasury Note, 2.625%, 11/15/2020	467,656
1,500,000		United States Treasury Note, 2.625%, 8/15/2020	1,409,356
		TOTAL U.S. TREASURY (IDENTIFIED COST $8,880,353)	8,685,313
		MUTUAL FUNDS – 18.0%;4
223,643		Federated Mortgage Core Portfolio	2,240,904
3,314,614	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	3,314,614
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,595,375)	5,555,518
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $30,672,027)[6]	30,696,080
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[7]	97,282
		TOTAL NET ASSETS — 100%	$30,793,362

At February 28, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	3	$654,891	June 2011	$1,494
[8]United States Treasury Bond, 30-Year Short Futures	3	$361,031	June 2011	$(8,092)
[8]United States Treasury Notes, 5-Year Short Futures	37	$4,326,688	June 2011	$(35,346)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(41,944)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2011, these restricted securities amounted to $2,608,739, which represented 8.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2011, these liquid restricted securities amounted to $2,608,739, which represented 8.5% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated companies.
5	7-Day net yield.
Semi-Annual Shareholder Report

6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$11,389,058	$ —	$11,389,058
Asset-Backed Securities	—	550,641	—	550,641
Collateralized Mortgage Obligations	—	2,226,577	—	2,226,577
Government Agencies	—	2,288,973		2,288,973
U. S. Treasury	—	8,685,313	—	8,685,313
Mutual Funds	5,555,518	—	—	5,555,518
TOTAL SECURITIES	$5,555,518	$25,140,562	$ —	$30,696,080
OTHER FINANCIAL INSTRUMENTS*	$(41,944)	$ —	$ —	$(41,944)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2011 (unaudited)

Assets:
Total investments in securities, at value including $5,555,518 of investments in affiliated issuers (Note 5) (identified cost $30,672,027)		$30,696,080
Income receivable		185,546
Receivable for investments sold		1,204
Receivable for shares sold		25,470
TOTAL ASSETS		30,908,300
Liabilities:
Payable for shares redeemed	$57,421
Income distribution payable	18,154
Payable for daily variation margin	6,891
Payable for shareholder services fee (Note 5)	315
Payable for auditing fees	9,504
Payable for share registration costs	11,793
Payable for portfolio accounting fees	10,300
Accrued expenses	560
TOTAL LIABILITIES		114,938
Net assets for 2,983,513 shares outstanding		$30,793,362
Net Assets Consist of:
Paid-in capital		$30,629,445
Net unrealized depreciation of investments and futures contracts		(17,891)
Accumulated net realized gain on investments and futures contracts		183,518
Distributions in excess of net investment income		(1,710)
TOTAL NET ASSETS		$30,793,362
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$28,853,006 ÷ 2,795,514 shares outstanding, no par value, unlimited shares authorized		$10.32
Institutional Service Shares:
$1,940,356 ÷ 187,999 shares outstanding, no par value, unlimited shares authorized		$10.32

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended February 28, 2011 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$34,579
Interest			304,432
TOTAL INCOME			339,011
Expenses:
Investment adviser fee (Note 5)		$46,486
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		3,765
Transfer and dividend disbursing agent fees and expenses		15,965
Directors'/Trustees' fees		1,859
Auditing fees		11,474
Legal fees		3,195
Portfolio accounting fees		34,976
Shareholder services fee — Institutional Service Shares (Note 5)		1,513
Account administration fee — Institutional Service Shares		649
Share registration costs		17,964
Printing and postage		10,592
Insurance premiums		2,143
Miscellaneous		499
TOTAL EXPENSES		245,300
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(46,486)
Waiver of administrative personnel and services fee	(17,240)
Reimbursement of other operating expenses	(143,978)
TOTAL WAIVERS AND REIMBURSEMENTS		(207,704)
Net expenses			37,596
Net investment income			301,415
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			136,577
Net realized gain on futures contracts			173,053
Net change in unrealized appreciation of investments			(649,972)
Net change in unrealized depreciation of futures contracts			(35,775)
Net realized and unrealized loss on investments and futures contracts			$(376,117)
Change in net assets resulting from operations			$(74,702)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2011	Year Ended 8/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$301,415	$294,997
Net realized gain on investments and futures contracts	309,630	33,651
Net change in unrealized appreciation/depreciation of investments and futures contracts	(685,747)	445,097
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(74,702)	773,745
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(278,179)	(247,913)
Institutional Service Shares	(21,085)	(58,175)
Distributions from net realized gain on investments and futures transactions
Institutional Shares	(64,358)	(77,379)
Institutional Service Shares	(4,339)	(28,548)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(367,961)	(412,015)
Share Transactions:
Proceeds from sale of shares	33,212,778	8,289,202
Net asset value of shares issued to shareholders in payment of distributions declared	284,109	254,683
Cost of shares redeemed	(10,494,442)	(10,695,599)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,002,445	(2,151,714)
Change in net assets	22,559,782	(1,789,984)
Net Assets:
Beginning of period	8,233,580	10,023,564
End of period (including undistributed (distributions in excess of) net investment income of $(1,710) and $(3,861), respectively)	$30,793,362	$8,233,580

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

February 28, 2011 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are Semi-Annual Shareholder Report valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$41,944*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$173,053
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(35,775)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2011		Year Ended 8/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,123,710	$32,728,509	787,110	$7,965,940
Shares issued to shareholders in payment of distributions declared	26,657	275,560	21,484	217,337
Shares redeemed	(991,049)	(10,343,654)	(1,024,860)	(10,359,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,159,318	$22,660,415	(216,266)	$(2,175,771)
	Six Months Ended 2/28/2011		Year Ended 8/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	46,721	$484,269	31,723	$323,262
Shares issued to shareholders in payment of distributions declared	829	8,549	3,714	37,346
Shares redeemed	(14,497)	(150,788)	(33,083)	(336,551)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	33,053	$342,030	2,354	$24,057
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,192,371	$23,002,445	(213,912)	$(2,151,714)

4. FEDERAL TAX INFORMATION

At February 28, 2011, the cost of investments for federal tax purposes was $30,672,027. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $24,053. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $471,225 and net unrealized depreciation from investments for those securities having an excess of cost over value of $447,172.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 28, 2011, the Adviser voluntarily waived $44,361 of its fee and voluntarily reimbursed $143,978 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2011, FAS waived $17,240 of its fee. The net fee paid to FAS was 0.662% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2011, the Fund's Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 28, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) October 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 28, 2011, the Adviser reimbursed $2,125. Transactions involving affiliated holdings during the six months ended February 28, 2011, were as follows:

Affiliate	Balance of Shares Held 8/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2011	Value	Dividend Income
Federated Mortgage Core Portfolio	—	223,643	—	223,643	$2,240,904	$30,761
Federated Prime Value Obligations Fund, Institutional Shares	1,657,244	39,899,259	38,241,889	3,314,614	3,314,614	3,818
TOTAL OF AFFILIATED TRANSACTIONS	1,657,244	40,122,902	38,241,889	3,538,257	$5,555,518	$34,579

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2011, were as follows:

Purchases	$12,386,626
Sales	$229,283
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 28, 2011, there were no outstanding loans. During the six months ended February 28, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2011, there were no outstanding loans. During the six months ended February 28, 2011, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Intermediate Government/Corporate Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	April 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	April 20, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	April 20, 2011